Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Products and services	$ 723,941	$ 507,927	$ 3,759,635	$ 2,228,910
Lease income	16,437	17,862	69,358	74,696
Total revenues, net	740,378	525,789	3,828,993	2,303,606
Operating Expenses:
Cost of Sales	176,463	120,248	1,256,853	589,254
General and administrative	2,567,135	2,798,699	11,193,351	13,026,188
Research and development	4,366	5,361	208,311	222,068
Depreciation and amortization	160,788	110,676	493,697	475,211
Total operating expenses	2,908,752	3,034,984	13,152,212	14,312,721
Loss from operations	(2,168,374)	(2,509,195)	(9,323,219)	(12,009,115)
Other Income (Expense):
Other Income (Expense):	6,226
Loss on derivative liability				(452,146)
Gain on extinguishment of note payable				2,802,234
Loss on modification of derivatives				(319,770)
Loss on modification of warrants				(158,327)
Loss on settlement of notes payable				(5,978,643)
Interest expense, net	(86,890)	(239,169)	(757,801)	(1,337,081)
Other income, net			83,649
Other expense, net	(80,664)	(239,169)	(674,152)	(5,443,733)
Loss before income taxes	(2,249,038)	(2,748,364)	(9,997,371)	(17,452,848)
Income Taxes	(13,701)	(4,561)	(30,242)	(28,781)
Net loss	$ (2,262,739)	$ (2,752,925)	$ (10,027,613)	$ (17,481,629)
Net Loss Per Share - Basic and Diluted	$ 0	$ (0.01)
Weighted Average Shares Outstanding - Basic and Diluted	478,950,996	404,254,263
Net loss per share - Basic (in dollars per share)			$ (0.02)	$ (0.05)
Net loss per share - Diluted (in dollars per share)			$ (0.02)	$ (0.05)
Weighted Average Shares Outstanding - Basic (in shares)			429,852,594	338,485,301
Weighted Average Shares Outstanding - Diluted (in shares)			429,852,594	338,485,301